Long-term debt (Schedule of detailed information about borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance	$ 1,180,274
Transaction costs	12,272	$ 19,623
Principal repayments	0	(600,000)
Write-down of unamortized transaction costs	0	2,480
Borrowings, ending balance	1,184,162	1,180,274
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance	1,185,805	1,139,695
Addition to Principal		591,922
Transaction costs		8,078
Principal repayments		(600,000)
Write-down of fair value of embedded derivative (prepayment option)		49,754
Write-down of unamortized transaction costs		2,480
Accretion of transaction costs and premiums	2,327	1,954
Borrowings, ending balance	$ 1,188,132	$ 1,185,805